SHARE CAPITAL - Restricted Share Units (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 CAD ($) item $ / shares	Dec. 31, 2018 item $ / shares
Number of RSUs
Balance at beginning of period	830,000	825,000
Granted	475,000	5,000
Settled	(355,000)
Forfeited	(5,000)
Balance at end of period	945,000	830,000
Weighted average fair value per unit at issue
Balance at beginning of period | $ / shares	$ 3.74	$ 3.73
Granted | $ / shares	$ 4.15	5.67
Settled | $	$ 4.27
Forfeited | $	$ 4.15
Balance at end of period | $ / shares	$ 3.75	$ 3.74